STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock B [Member]	Preferred Stock C [Member]	Preferred Stock D [Member]	Preferred Stock E [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stocks [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2				$ 3,536	$ 41,525,872	$ (39,488,150)	$ (157,452)	$ 1,883,808
Beginning balance, shares at Dec. 31, 2020	1,705				3,535,339
Series C preferred stock converted into common stock		$ (2)			$ 364	(362)
Series C preferred stock converted to common stock, shares		(2,000)			363,636
Net loss							(6,008,901)
Ending balance, value at Dec. 31, 2021	$ 1	$ 2			$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Ending balance, shares at Dec. 31, 2021	851	2,500			4,111,047
Stock options compensation						250,577			250,577
Common stock issued					$ 1,524	6,093,476			6,095,000
Common stock issued, shares					1,523,750
Series C preferred stock converted into common stock		$ (2)			$ 455	(453)			(0)
Series C preferred stock converted to common stock, shares		(2,500)			454,546
Stock issuance cost						(576,650)			(576,650)
Stock issued for services					$ 7	39,993			40,000
Stock issued for services , shares					7,198
Net loss							(2,644,616)		(2,644,616)
Ending balance, value at Mar. 31, 2022	$ 1				$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
Ending balance, shares at Mar. 31, 2022	851				6,096,541
Beginning balance, value at Dec. 31, 2021	$ 1	$ 2			$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Beginning balance, shares at Dec. 31, 2021	851	2,500			4,111,047
Stock options compensation						819,191			819,191
Common stock issued					$ 2,425	8,798,579			8,801,004
Common stock issued, shares					2,425,752
Series C preferred stock converted into common stock		$ (2)			$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)			454,546
Stock issuance cost						(942,926)			(942,926)
Stock issued for services					$ 43	157,457			157,500
Stock issued for services , shares					43,959
Net loss							(6,864,783)		(6,864,783)
Ending balance, value at Dec. 31, 2022			$ 1		$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Ending balance, shares at Dec. 31, 2022			1,299		7,156,876
Series E preferred stock issued				$ 4		3,999,996			4,000,000
Series E preferred stock issued, shares				4,000
Stock options compensation						75,128			75,128
Stock issuance cost						(299,145)			(299,145)
Stock issued for services					$ 12	32,488			32,500
Stock issued for services , shares					12,463
Net loss							(2,143,683)		(2,143,683)
Ending balance, value at Mar. 31, 2023			$ 1	$ 4	$ 7,168	$ 60,371,067	$ (54,505,517)	$ (157,452)	$ 5,715,271
Ending balance, shares at Mar. 31, 2023			1,299	4,000	7,169,339